Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on Total Stockholder Return (“TSR”)[4] ($)	Net Income ($ Millions)
2022	5,411,291	13,264,512	1,881,353	3,867,364	166.96	(68.9)
2021	4,059,119	2,805,866	1,426,477	1,147,131	81.71	(55.0)

1.
For each of the fiscal years presented in the table above, Brian Lian was our only PEO The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are listed below.

2021	2022
Marianne Mancini	Marianne Mancini
Greg Zante	Greg Zante

2.
Represents the amount of the CAP to our PEO or the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect compensation actually earned, realized or received by our PEO or the Non-PEO NEOs during the applicable fiscal year. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table, with certain adjustments as described in footnote 3 below.

3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(c)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	8,750,448	3,011,128	537,821	12,299,397
2021	2,472,781	(633,970)	95,055	1,933,866

(c) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(d) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,508,346	667,006	73,603	3,248,955
2021	693,542	(113,247)	27,336	607,631

4.
The total stockholder return (the “TSR”) assumes $100 was invested in the Company for the period from the beginning of the measurement period through the end of the listed measurement period. The TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]
1.
For each of the fiscal years presented in the table above, Brian Lian was our only PEO The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are listed below.

2021	2022
Marianne Mancini	Marianne Mancini
Greg Zante	Greg Zante

PEO Total Compensation Amount	$ 5,411,291	$ 4,059,119
PEO Actually Paid Compensation Amount	$ 13,264,512	2,805,866
Adjustment To PEO Compensation, Footnote [Text Block]
3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	8,750,448	3,011,128	537,821	12,299,397
2021	2,472,781	(633,970)	95,055	1,933,866

Non-PEO NEO Average Total Compensation Amount	$ 1,881,353	1,426,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,867,364	1,147,131
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(c)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(c) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(d) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,508,346	667,006	73,603	3,248,955
2021	693,542	(113,247)	27,336	607,631

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our cumulative TSR over the two most recently completed fiscal years.
Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our Net Income during the two most recently completed fiscal years.
Total Shareholder Return Amount	$ 166.96	81.71
Net Income (Loss)	$ (68,900,000)	$ (55,000,000.0)
PEO Name	Brian Lian	Brian Lian
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,446,176)	$ (3,187,119)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,299,397	1,933,866
PEO [Member] | Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,750,448	2,472,781
PEO [Member] | Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,011,128	(633,970)
PEO [Member] | Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	537,821	95,055
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,262,943)	(886,977)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,248,955	607,631
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,508,346	693,542
Non-PEO NEO [Member] | Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	667,006	(113,247)
Non-PEO NEO [Member] | Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 73,603	$ 27,336